Cash and Marketable Securities - Textual (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Restricted marketable securities	$ 33,500,000	$ 40,100,000
Impairment charges related to restricted marketable securities	$ 0	$ 0	$ 0